Rule 497(e)
Registration Nos. 333-201473 and 811-22926

Elkhorn ETF Trust
(the “Trust”)

Elkhorn Commodity Rotation Strategy ETF
Elkhorn Fundamental Commodity Strategy ETF
Elkhorn Lunt Low Vol/High Beta Tactical ETF
Elkhorn S&P High Quality Preferred ETF
Elkhorn S&P MidCap Consumer Discretionary Portfolio
Elkhorn S&P MidCap Consumer Staples Portfolio
Elkhorn S&P MidCap Energy Portfolio
Elkhorn S&P MidCap Financials Portfolio
Elkhorn S&P MidCap Health Care Portfolio
Elkhorn S&P MidCap Industrials Portfolio
Elkhorn S&P MidCap Information Technology Portfolio
Elkhorn S&P MidCap Materials Portfolio
Elkhorn S&P MidCap Utilities Portfolio
(each a “Fund,” and collectively, the “Funds”)

Supplement To Each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information

Dated August 3, 2017

At a meeting of the Board of Trustees of the Trust (the “Board”) held on August 2, 2017, the Board approved an ETF Distribution Agreement appointing Foreside Fund Services, LLC (“Foreside Fund Services”) as the distributor for the Funds. Effective immediately, Foreside Fund Services will replace ALPS Distributors, Inc., the Funds’ current distributor, as distributor for the Funds. All references to ALPS Distributors, Inc. in each Fund’s prospectus and statement of additional information are replaced with Foreside Fund Services, LLC. Foreside Fund Service’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Additionally, at the same meeting, the Board approved a Fund CCO and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside Officer Services”) and the Trust under which Foreside Officer Services will perform certain compliance services for the Funds, including providing a chief compliance officer (“CCO”) to the Funds. Foreside Officer Services will replace ALPS Fund Services, Inc. who provided similar compliance services and had designated Melanie Zimdars as CCO to the Funds. Pursuant to new agreement, the Funds and Foreside Officer Services have designated James Nash as the CCO to the Funds. Effectively immediately, James Nash will replace Melanie Zimdars as each Fund’s CCO and all references to Melanie Zimdars in each Fund’s prospectus and statement of additional information is replaced with James Nash, and all references to ALPS Fund Services, Inc. are replaced with Foreside Fund Officer Services, LLC.

Please Keep This Supplement With Your Summary Prospectus, Prospectus and Statement of Additional Information For Future Reference

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

August 3, 2017

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Elkhorn ETF Trust (File Nos. 333-201473 and 811-22926)

Ladies and Gentlemen:

On behalf of Elkhorn ETF Trust (the “Trust”), pursuant to the requirements of Rule 497 of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the summary prospectus, prospectus and statement of additional information of Elkhorn Commodity Rotation Strategy ETF, Elkhorn Fundamental Commodity Strategy ETF, Elkhorn Lunt Low Vol/High Beta Tactical ETF, Elkhorn S&P High Quality Preferred ETF, Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio, Elkhorn S&P MidCap Utilities Portfolio, each a series of the Trust.

If you have questions or comments, please telephone the undersigned at (312) 845‑ 3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures